Long-Term Debt Facility - Additional Information (Detail) $ / shares in Units, $ in Thousands	Nov. 30, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($)	Jan. 31, 2021 USD ($)
Subsequent Event
Fair value of the warrants at the issuance date	$ 100
Victory Park Management, LLC | Senior Secured Loan Facility
Line of credit facility, maximum borrowing capacity			$ 100,000
Proceeds from sale of productive assets		$ 250
Percentage of prepayment of loans from proceeds		100
Proceeds from lines of credit		$ 30,000
Victory Park Management, LLC | Amended Senior Secured Loan Facility | Subsequent Event
Proceeds from lines of credit	10,000
Line of credit facility, additional borrowing capacity	$ 20,000
Percentage right to acquire a number of common shares on fully diluted equity	0.20%
Proceeds from issuance of equity	$ 40,000
Percentage of fair market value of each share of common stock	80.00%
Fair market value of each share of common stock per share | $ / shares	$ 3.752050
Line of Credit | Victory Park Management, LLC | Senior Secured Loan Facility
Debt instrument, description of variable rate basis			6.95% annually plus a base rate defined as the greater of three-month LIBOR (as of the last business day of each calendar month) and 2.55%
Debt instrument, basis spread on variable rate description			three-month LIBOR
Debt instrument, basis spread on variable rate			2.55%
Debt instrument covenant amount		$ 10,000
Line of Credit | Victory Park Management, LLC | Amended Senior Secured Loan Facility | Subsequent Event
Debt instrument, description of variable rate basis	8.95% annually plus a base rate defined as the greater of three-month LIBOR (as of the last business day of each calendar month) and 2.55%.
Debt instrument, basis spread on variable rate description	three-month LIBOR
Debt instrument, basis spread on variable rate	2.55%
Base Rate | Victory Park Management, LLC | Senior Secured Loan Facility
Line of credit facility, interest rate during period			6.95%
Base Rate | Victory Park Management, LLC | Amended Senior Secured Loan Facility | Subsequent Event
Line of credit facility, interest rate during period	8.95%